Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

4. Commitments and Contingencies

Sublicense Agreement and Amended and Restated License Agreement with AmpliPhi

Sublicense Agreement

In June 2012, the Company entered into a sublicense agreement (the AmpliPhi Sublicense) with AmpliPhi Biosciences Corporation (AmpliPhi), pursuant to which AmpliPhi sublicensed to the Company certain rights under a separate agreement which AmpliPhi entered into in 2009 with the Trustees of University of Pennsylvania (UPenn). Under the terms of the AmpliPhi Sublicense, the Company obtained an exclusive, worldwide sublicense from AmpliPhi under certain UPenn patents related to AAV1 vectors for the development, manufacture, use and sale of companion diagnostics to MYDICAR. In addition, the Company is required to use commercially reasonable efforts to meet certain developmental, regulatory and commercial milestones with respect to companion diagnostics under the agreement. Following the decision to not pursue additional previously planned development activities with MYDICAR and its companion diagnostic, the Company may not currently be in compliance with these milestone requirements and may in the future choose to terminate the agreement. In consideration for the sublicense granted to the Company under the agreement, the Company paid to AmpliPhi a sublicense initiation fee of $310,000, and the Company is obligated to pay to AmpliPhi an annual sublicense maintenance fee of $310,000. The Company is also required to pay to AmpliPhi a low single-digit percentage royalty based on net sales of any companion diagnostic covered by a licensed patent sold by the Company, its affiliates or its sublicensees. The Company’s royalty obligations continue on a companion diagnostic-by-companion diagnostic and country-by-country basis until the expiration of the last-to-expire valid claim in a licensed patent covering the applicable companion diagnostic in such country. Finally, the Company is obligated to pay to AmpliPhi all royalty and milestone payments that become due and payable by AmpliPhi to UPenn under AmpliPhi’s agreement with UPenn as a result of the Company’s exercise of the sublicense granted under the Company’s agreement with AmpliPhi, including a low single-digit tiered percentage royalty on net sales of any companion diagnostic sold by the Company, its affiliates or its sublicensees, which royalty is separate from and in addition to the royalty payable to AmpliPhi described above, and up to an aggregate of $850,000 in potential milestone payments per product covered by the licensed patents.

The Company may unilaterally terminate the agreement upon 30 days’ written notice to AmpliPhi. Absent early termination, the agreement will automatically terminate upon the expiration of the last-to-expire licensed patent, which is expected to be in 2019.

The Company recorded $0.3 million in research and development expense in each of the nine month periods ended September 30, 2015 and September 30, 2014. Through September 30, 2015, no milestone obligations were incurred under the agreement.

Amended and Restated License Agreement

The Company entered into an amended and restated license agreement with AmpliPhi concurrently with the AmpliPhi Sublicense that both amended the terms of the license agreement which the Company entered into with AmpliPhi in 2009 and terminated its manufacturing agreement with AmpliPhi which the Company entered into in 2009. Under the agreement, the Company obtained an exclusive, worldwide license under certain patents and know-how related to AmpliPhi’s AAV vector and manufacturing technology for the development, manufacture, use and sale of MYDICAR. In addition, the Company has agreed to use commercially reasonable efforts to meet certain diligence milestones with respect to the development and commercialization of at least one product covered by the UPenn patent rights licensed to AmpliPhi by UPenn under the Company’s agreement with UPenn. Following the decision to not pursue additional previously planned development activities with MYDICAR and its companion diagnostic, the Company may not currently be in compliance with these milestone requirements.

During the term of the agreement, the Company is not obligated to make annual license or maintenance payments, but is obligated to pay to AmpliPhi all royalty and milestone payments that become due and payable by AmpliPhi to UPenn under AmpliPhi’s agreement with UPenn as a result of the Company’s exercise of the sublicense granted under the Company’s agreement with AmpliPhi. This includes a low single-digit tiered percentage royalty on net sales of MYDICAR and any other product covered by the licensed patents sold by the Company, its affiliates or its sublicensees, and up to $850,000 in milestone payments upon the achievement of certain developmental and regulatory milestones related to MYDICAR and any other product covered by the licensed patents. Through September 30, 2015, no milestone obligations were incurred under the agreement. The agreement does not provide either party with termination rights and does not have a provision for expiration or automatic termination.

Exclusive Patent License with the Regents of the University of Minnesota

In May 2009, the Company entered into an exclusive patent license agreement with the Regents of the University of Minnesota (UMinn) under which it obtained an exclusive license to UMinn’s joint ownership interest in a patent application related to screening technology for isolation of small molecule modulators of SERCA enzymes. The agreement did not encompass a manufacturing agreement. The Company suspended further development of the small molecule program in the first half of 2015 and, after review of its strategic alternatives, cancelled the patent license agreement in September 2015. The Company recorded $0.1 million in research and development expense in each of the nine month periods ended September 30, 2015 and September 30, 2014. No milestone obligations were incurred under the agreement.

Material Transfer and Exclusivity Agreement

In February 2014, the Company and Les Laboratoires Servier (Servier) entered into a material transfer and exclusivity agreement, pursuant to which the Company agreed to transfer to Servier samples of certain proprietary compounds from the Company’s small molecule SERCA2b modulator program and granted to Servier a non-exclusive, non-sublicensable, royalty-free license to conduct certain studies of the samples for the purpose of evaluating Servier’s interest in negotiating a potential license and research collaboration agreement with the Company relating to small molecule SERCA2b modulators (Compounds), for the treatment of type 2 diabetes and other metabolic diseases. In 2015 the Company concluded certain pre-clinical studies in coordination with Servier and the evaluation period has expired.

License Agreement with Enterprise

On July 18, 2014, the Company and Enterprise Partners Management, LLC (Enterprise), an affiliate of Enterprise Partners Venture Capital, entered into an Assignment and License Agreement (the Enterprise License Agreement), pursuant to which Enterprise granted to the Company an exclusive, worldwide license and the assignment of patents held by Enterprise relating to certain gene therapy applications of the membrane-bound form of the Stem Cell Factor gene (mSCF) for treatment of cardiac ischemia. The Company has the right to grant sublicenses to third parties under the Enterprise License Agreement. Entities affiliated with Enterprise beneficially owned more than 10% of the Company’s stock as of the date the Enterprise License Agreement was executed.

In consideration for the rights granted to the Company under the Enterprise License Agreement, the Company paid an upfront fee to Enterprise of $160,000. The Company is also obligated to pay to Enterprise a milestone payment in the amount of $1,000,000 upon the grant to the Company, a Company affiliate or a Company sublicensee of the first regulatory approval in the United States of a product that is covered by the licensed patents. In addition, the Company is required to pay to Enterprise a 2% royalty on net sales of products sold by the Company, Company affiliates and Company sublicensees that are covered by the licensed patents. The Company’s royalty obligations continue on a product-by-product and country-by-country basis until the expiration of the last-to-expire valid claim in the licensed patents covering a licensed product in such country.

The Company may unilaterally terminate the Enterprise License Agreement upon written notice to Enterprise. Enterprise may terminate the agreement in the event of the Company’s material breach of the Enterprise License Agreement if such breach remains uncured for 90 days following receipt of written notice of such breach. Absent early termination, the Enterprise License Agreement will automatically terminate upon the expiration of the last-to-expire of the licensed patents containing a valid claim.

Other License Agreements

The Company has entered into various license agreements pursuant to which the Company acquired certain intellectual property. Pursuant to each agreement the Company paid a license fee and reimbursed historical patent costs. Additionally, under each agreement, the Company may be required to pay annual maintenance fees, royalties, milestone payments and sublicensing fees. Each of the license agreements is generally cancelable by the Company, given appropriate prior written notice. The Company cancelled certain license agreements following the CUPID 2 clinical trial results in April 2015 (see Note 7). Minimum annual payments to maintain these cancelable licenses total an aggregate of approximately $0.1 million and potential future milestone payments total an aggregate of approximately $0.9 million. The Company has recorded research and development expense related to license and annual maintenance fees under the agreements of $0.2 million and $0.2 million for the nine month periods ended September 30, 2015 and September 30, 2014, respectively.

Through September 30, 2015, the Company has recorded research and development expense of $0.1 million related to milestone obligations incurred under the agreements.

Leases

The Company leases office space in San Diego, California under a long-term operating lease that expires in October 2017 and a short-term operating lease that expires in January 2016. In September 2015, in light of the scale-down of certain operations, the Company terminated a sublease agreement for office space effective November 13, 2015, as amended, and paid an early termination fee of approximately $1.0 million. The subleased office space was in San Diego, California and the sublease was originally scheduled to expire in September 2021. In the third quarter of 2015 the Company also terminated its Seattle, Washington leases and paid an early termination fee of $0.2 million. Rent expense for the three months and nine months ended September 30, 2015 was $31,000 and $0.3 million, respectively, which expense included $0.1 million for the acceleration of deferred rent due to the early termination of the sublease agreements. Rent expense for the three months and nine months ended September 30, 2014 was $94,000 and $136,000, respectively. Future minimum payments under the long-term operating leases net of contractual sublease payments total $51,000.

5. Commitments and Contingencies

Note and Warrant Purchase Agreement

In October 2013, the Company entered into a note and warrant purchase agreement with certain existing investors for the sale of up to an aggregate of $1,097,017 of convertible promissory notes (the 2013 Notes) and warrants exercisable to purchase shares of Series A-1 Preferred Stock (the 2013 Warrants).

The terms of the 2013 Notes provided for their automatic conversion (including accrued interest) upon a qualified initial public offering or private placement of equity securities into common stock or other equity securities issued in such private placement at a conversion price per share equal to the initial public offering price or per share purchase price to investors in the private placement. The conversion of the 2013 Notes in the event of a qualified initial public offering or private placement of equity was deemed to be the predominant settlement mechanism. As this predominant settlement mechanism provided for the settlement of a fixed monetary amount in a variable number of equity instruments, the Company concluded that it was appropriate to recognize the 2013 Notes at fair value. The Company valued the 2013 Notes utilizing an estimated cost of debt for comparable venture backed and mezzanine financings. The initial fair value of the 2013 Notes was approximately $1.0 million. Upon completion of the Company’s initial public offering in February 2014, the 2013 Notes plus approximately $20,000 of accrued interest automatically converted into 139,644 shares of common stock.

The 2013 Warrants were initially accounted for as liabilities with subsequent changes in fair value recognized within the consolidated statement of operations. The Company determined that the initial fair value of the 2013 Warrants was $1.0 million. The fair value of the 2013 Warrants was derived from the probability weighted expected return model the Company used to value its common stock. Upon completion of the Company’s initial public offering in February 2014, the warrants no longer require liability accounting and the then fair value of the warrant liability was reclassified into equity. The warrants also became exercisable for an aggregate of 231,821 shares of common stock at an exercise price of $5.61 per share.

The initial recognition of the 2013 Notes and 2013 Warrants at fair value resulted in a deemed dividend in the amount of $0.9 million that was accounted for as additional net loss attributable to common stockholders.

Sublicense Agreement and Amended and Restated License Agreement with AmpliPhi

Sublicense Agreement

In June 2012, the Company entered into a sublicense agreement (the AmpliPhi Sublicense) with AmpliPhi Biosciences Corporation (AmpliPhi), pursuant to which AmpliPhi sublicensed to the Company certain rights under a separate agreement which AmpliPhi entered into in 2009 with the Trustees of University of Pennsylvania (UPenn). Under the terms of the AmpliPhi Sublicense, the Company obtained an exclusive, worldwide sublicense from AmpliPhi under certain UPenn patents related to AAV1 vectors for the development, manufacture, use and sale of companion diagnostics to MYDICAR. In addition, the Company is required to use commercially reasonable efforts to meet certain developmental, regulatory and commercial milestones with respect to companion diagnostics under the agreement. The Company is currently in compliance with these milestone requirements. In consideration for the sublicense granted to the Company under the agreement, the Company paid to AmpliPhi a sublicense initiation fee of $310,000, and the Company is obligated to pay to AmpliPhi an annual sublicense maintenance fee of $310,000. The Company is also required to pay to AmpliPhi a low single-digit percentage royalty based on net sales of any companion diagnostic covered by a licensed patent sold by the Company, its affiliates or its sublicensees. The Company’s royalty obligations continue on a companion diagnostic-by-companion diagnostic and country-by-country basis until the expiration of the last-to-expire valid claim in a licensed patent covering the applicable companion diagnostic in such country. Finally, the Company is obligated to pay to AmpliPhi all royalty and milestone payments that become due and payable by AmpliPhi to UPenn under AmpliPhi’s agreement with UPenn as a result of the Company’s exercise of the sublicense granted under the Company’s agreement with AmpliPhi, including a low single-digit tiered percentage royalty on net sales of any companion diagnostic sold by the Company, its affiliates or its sublicensees, which royalty is separate from and in addition to the royalty payable to AmpliPhi described above, and up to an aggregate of $850,000 in potential milestone payments per product covered by the licensed patents.

The Company may unilaterally terminate the agreement upon 30 days’ written notice to AmpliPhi. Absent early termination, the agreement will automatically terminate upon the expiration of the last-to-expire licensed patent, which is expected to be in 2019.

The Company has recorded research and development expense related to sublicense fees under the agreement of $0.3 million, $0.3 million and $0.3 million, respectively, for the years ended December 31, 2014, 2013 and 2012. Through December 31, 2014, no milestone obligations were incurred under the agreement.

Amended and Restated License Agreement

The Company entered into an amended and restated license agreement with AmpliPhi concurrently with the AmpliPhi Sublicense that both amended the terms of the license agreement which the Company entered into with AmpliPhi in 2009 and terminated its manufacturing agreement with AmpliPhi which the Company entered into in 2009. Under the agreement, the Company obtained an exclusive, worldwide license under certain patents and know-how related to AmpliPhi’s AAV vector and manufacturing technology for the development, manufacture, use and sale of MYDICAR. In addition, the Company has agreed to use commercially reasonable efforts to meet certain diligence milestones with respect to the development and commercialization of at least one product covered by the UPenn patent rights licensed to AmpliPhi by UPenn under the Company’s agreement with UPenn.

The Company is currently in compliance with these milestone requirements. During the term of the agreement, the Company is not obligated to make annual license or maintenance payments, but is obligated to pay to AmpliPhi all royalty and milestone payments that become due and payable by AmpliPhi to UPenn under AmpliPhi’s agreement with UPenn as a result of the Company’s exercise of the sublicense granted under the Company’s agreement with AmpliPhi. This includes a low single-digit tiered percentage royalty on net sales of MYDICAR and any other product covered by the licensed patents sold by the Company, its affiliates or its sublicensees, and up to $850,000 in milestone payments upon the achievement of certain developmental and regulatory milestones related to MYDICAR and any other product covered by the licensed patents. Through December 31, 2014, no milestone obligations were incurred under the agreement. The agreement does not provide either party with termination rights and does not have a provision for expiration or automatic termination. In addition, the Company paid $3.2 million in exchange for certain intangible assets associated with the license agreement that the Company acquired from AmpliPhi in June 2012, which were expensed as in-process research and development during the year ended December 31, 2012.

Exclusive Patent License with the Regents of the University of Minnesota

In May 2009, the Company entered into an exclusive patent license agreement with the Regents of the University of Minnesota (UMinn) under which it obtained an exclusive license to UMinn’s joint ownership interest in a patent application related to screening technology for isolation of small molecule modulators of SERCA enzymes. The agreement does not encompass a manufacturing agreement.

The Company has agreed to meet certain performance milestones under the agreement, the deadline for which may be extended at the Company’s request provided that the Company has used commercially reasonable efforts to achieve such milestones by the applicable deadlines. The Company is currently in compliance with these milestone requirements. The Company has the first right to prosecute and maintain the applicable patent family.

The Company made an upfront payment to UMinn of $120,000. In addition, the Company is obligated to pay to UMinn an annual license fee of $120,000. The annual license fee will increase to $325,000 if the Company (1) undergoes a change of control, (2) assigns the agreement, any of its rights or obligations under the agreement or as joint ownership interest in the licensed technology, (3) receives a certain amount in license and sublicense revenues under the agreement, (4) files an investigational new drug application, or IND, new drug application, biologic license application or orphan drug application (or a foreign equivalent of any such application) for a product covered by the licensed technology, or (5) enters into any agreement with a third party to market or use the licensed technology, subject to certain exceptions.

The Company may unilaterally terminate the agreement upon 90 days’ written notice to UMinn. UMinn may terminate the agreement upon 10 days’ written notice to the Company upon the Company’s insolvency or for its breach of the agreement if such breach remains uncured for 90 days after the Company receives notice of such breach, or 30 days in the case of a non-payment breach. Absent early termination, the agreement will automatically terminate upon the expiration of all active claims in any licensed patent or patent application, which is expected to occur no earlier than January 2030.

The Company has recorded research and development expense related to license and annual maintenance fees under the agreement of $0.1 million, $0.1 million, and $0.1 million, respectively, for the years ended December 31, 2014, 2013 and 2012. Through December 31, 2014, no milestone obligations were incurred under the agreement.

Material Transfer and Exclusivity Agreement

In February 2014, the Company and Les Laboratoires Servier (Servier) entered into a material transfer and exclusivity agreement, pursuant to which the Company agreed to transfer to Servier samples of certain proprietary compounds from the Company’s small molecule SERCA2b modulator program and granted to Servier a non-exclusive, non-sublicensable, royalty-free license to conduct certain studies of the samples for the purpose of evaluating Servier’s interest in negotiating a potential license and research collaboration agreement with the Company relating to small molecule SERCA2b modulators (Compounds), for the treatment of type 2 diabetes and other metabolic diseases.

Although the evaluation period under this Agreement has expired, the Company is in the process of completing certain pre-clinical studies of these compounds in coordination with Servier and Servier is continuing to evaluate its potential interest in this program.

Under the terms of the agreement, the Company also granted to Servier the exclusive right to negotiate for an exclusive, royalty-bearing license to develop and commercialize Compounds, and products containing Compounds, in the field of type 2 diabetes and other metabolic diseases, or the field, solely outside of the United States and its territories and possessions on the terms and conditions set forth in the agreement and other commercially reasonable terms to be negotiated in good faith by the parties and set forth in a definitive license and research collaboration agreement.

License Agreement with Enterprise

On July 18, 2014, the Company and Enterprise Partners Management, LLC (Enterprise), an affiliate of Enterprise Partners Venture Capital, entered into an Assignment and License Agreement (the Enterprise License Agreement), pursuant to which Enterprise granted to the Company an exclusive, worldwide license and the assignment of patents held by Enterprise relating to certain gene therapy applications of the membrane-bound form of the Stem Cell Factor gene (mSCF) for treatment of cardiac ischemia. The Company has the right to grant sublicenses to third parties under the Enterprise License Agreement. Entities affiliated with Enterprise beneficially owned more than 10% of Celladon’s stock as of the date the Enterprise License Agreement was executed.

In consideration for the rights granted to the Company under the Enterprise License Agreement, the Company paid an upfront fee to Enterprise of $160,000. The Company is also obligated to pay to Enterprise a milestone payment in the amount of $1,000,000 upon the grant to the Company, a Company affiliate or a Company sublicensee of the first regulatory approval in the United States of a product that is covered by the licensed patents. In addition, the Company is required to pay to Enterprise a 2% royalty on net sales of products sold by the Company, Company affiliates and Company sublicensees that are covered by the licensed patents. The Company’s royalty obligations continue on a product-by-product and country-by-country basis until the expiration of the last-to-expire valid claim in the licensed patents covering a licensed product in such country.

The Company may unilaterally terminate the Enterprise License Agreement upon written notice to Enterprise. Enterprise may terminate the agreement in the event of the Company’s material breach of the Enterprise License Agreement if such breach remains uncured for 90 days following receipt of written notice of such breach. Absent early termination, the Enterprise License Agreement will automatically terminate upon the expiration of the last-to-expire of the licensed patents containing a valid claim.

Other License Agreements

The Company has entered into various license agreements pursuant to which the Company acquired certain intellectual property. Pursuant to each agreement the Company paid a license fee and reimbursed historical patent costs. Additionally, under each agreement, the Company may be required to pay annual maintenance fees, royalties, milestone payments and sublicensing fees. Each of the license agreements is generally cancelable by the Company, given appropriate prior written notice. Minimum annual payments to maintain these cancelable licenses total an aggregate of approximately $0.2 million and potential future milestone payments total an aggregate of approximately $3.3 million. The Company has recorded research and development expense related to license and annual maintenance fees under the agreements of $0.2 million for each of the years ended December 31, 2014, 2013 and 2012.

Through December 31, 2014, the Company has recorded research and development expense of $0.1 million related to milestone obligations incurred under the agreements.

Leases

The Company leases office space in San Diego, California under long-term operating leases that expire in October 2017 and September 2021. On July 1, 2014, the Company relocated its San Diego office to another location in San Diego and is subleasing the prior space. The Company also has short-term leases for satellite office space in Seattle, Washington and housing accommodation in San Diego that expire in 2015. Rent expense was $0.3 million, $0.1 million and $0.1 million for the years ended December 31, 2014, 2013 and 2012, respectively. In March 2015, the Company entered into a short-term lease for approximately 7,000 additional square feet of office space in Seattle, Washington that expires in June 2016.

The future minimum annual rental commitments under the lease obligations and sublease rental receipts at December 31, 2014 are as follows (in thousands):

	Lease Obligations	Sublease Rental Receipts	Total
Year ending December 31:
2015	$466	$(75)	$391
2016	487	(77)	410
2017	485	(67)	418
2018	414	—	414
2019	426	—	426
Thereafter	776	—	776

Total	$3,054	$(219)	$2,835